9. TRADE ACCOUNTS RECEIVABLE, NET AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
Trade Accounts Receivable Net And Other Receivables
TRADE ACCOUNTS RECEIVABLE, NET AND OTHER RECEIVABLES

9.            TRADE ACCOUNTS RECEIVABLE, NET AND OTHER RECEIVABLES

	12.31.17	12.31.16
Trade accounts receivable, net
Domestic customers	1,622.8	1,308.1
Domestic related parties	2.6	1.1
Foreign customers	2,754.0	2,144.7
Foreign related parties	27.2	64.7
	4,406.6	3,518.6
( - ) Adjustment to present value	(13.7)	(16.3)
( - ) Allowance for doubtful accounts	(467.6)	(406.5)

	3,925.3	3,095.8

Current	3,919.0	3,085.1
Non-current	6.3	10.7

Notes receivable	260.6	367.9
( - ) Adjustment to present value	(0.3)	(0.2)
( - ) Allowance for doubtful accounts	(30.8)	(32.2)

	229.5	335.5

Current	113.1	149.0
Non-current (1)	116.4	186.5

(1) Weighted average maturity of 3.22 years.

Of the foreign related parties balance, is linked to Agribusiness Receivable Certificate ("CRA") operation, as disclosed in note 19.2.

12.31.17
Operation	Date	Maturity	Average rate	Principal value	Updated Value

CRA 2018 - 1th Issue	09.29.2015	10.01.2018	96.9% CDI	1,000.0	997.8
CRA 2019 - 2sd Issue	04.19.2016	04.19.2019	96.5% CDI	1,000.0	1,009.4
CRA 2020 - 3th Issue	12.16.2016	12.16.2020	96.0% CDI	780.0	801.0
CRA 2023 - 3th Issue	12.16.2016	12.18.2023	IPCA + 5.90%	720.0	763.5
				3,500.0	3,571.7

On December 31, 2017 notes receivable are comprised mainly by receivables from the (i) sale of Ana Rech assets to JBS, of R$4.0 and (ii) disposal of several other assets and farms, R$204.9.

The trade accounts receivable from related parties are disclosed in note 30. The consolidated balances, refers to transaction with associates UP!, in domestic market and with joint ventures SATS BRF, in foreign market.

The rollforward of allowance for doubtful accounts is presented below:

	12.31.17	12.31.16
Beginning balance	(406.5)	(432.0)
Additions	(187.3)	(199.2)
Business combination (1)	(11.6)	(10.6)
Reversals	112.0	148.6
Write-offs	30.8	30.7
Exchange rate variation	(5.0)	56.0
Ending balance	(467.6)	(406.5)

(1) Balance arising from the business combination with Banvit (note 6.1.3).

The aging of trade accounts receivable is as follows:

	12.31.17	12.31.16
Current	3,272.1	2,389.9
Overdue
01 to 60 days	364.3	393.8
61 to 90 days	98.9	42.0
91 to 120 days	33.7	25.3
121 to 180 days	74.6	72.3
181 to 360 days	170.8	157.2
More than 361 days	392.2	438.1
( - ) Adjustment to present value	(13.7)	(16.3)
( - ) Allowance for doubtful accounts	(467.6)	(406.5)
	3,925.3	3,095.8